DWS Tax-Exempt Portfolio Average Annual Total Returns - Tax Free Investment Class [Member] - Tax-Free Investment Class - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	1.30%	0.86%
Performance Inception Date	Mar. 19, 2007